Share Capital and Share-based Payments - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended		2 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 CAD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) $ / shares
Description of share issuances [line items]
Par value per share (in dollars per share) | $ / shares				$ 0
Net proceeds from issuance of shares | $				$ 59,498,000	$ 42,793,000
Weighted average exercise price, Granted (in usd/cad per share) | $ / shares						$ 11.80
Weighted average multiplier				1.6	1.0
Issued in Acquisitions (in shares)				2,813,747	5,728,647
Number of share options granted (in shares)					156,200
Weighted average share price at date of exercise of stock options (in dollars per share) | $ / shares				$ 10.87	$ 13.36
RSUs and pRSUs
Description of share issuances [line items]
Weighted average grant date fair value of other equity instruments (in dollars per share) | $ / shares				$ 9.26	$ 8.21
Performance Based Restricted Share Units
Description of share issuances [line items]
Number of other equity instruments granted (in shares)				421,155	213,600
Number of other equity instruments exercised (in shares)				295,200	179,938
PSUs
Description of share issuances [line items]
Issued in Acquisitions (in shares)					369,915
DSUs
Description of share issuances [line items]
Number of other equity instruments granted (in shares)				51,046	8,266
Issued in Acquisitions (in shares)					319,286
Redemption period					90 days
Weighted average price per unit (in dollars per share) | $ / shares				$ 7.63	$ 11.01
Total fair value of DSU outstanding | $				$ 1,200,000	$ 1,300,000	$ 1,300,000
Restricted Share Units
Description of share issuances [line items]
Number of other equity instruments granted (in shares)				603,607	375,017
Number of other equity instruments exercised (in shares)				428,065	463,608
Equinox Gold Restricted Share Unit Plan | Performance Based Restricted Share Units
Description of share issuances [line items]
Vesting period				3 years
Equinox Gold Restricted Share Unit Plan | Cash settled equity awards
Description of share issuances [line items]
Fair value of cash settled share-based payment awards | $				$ 700,000	$ 1,200,000	1,200,000
Equinox Gold Restricted Share Unit Plan | Cash settled equity awards | Other Current Liabilities
Description of share issuances [line items]
Fair value of cash settled share-based payment awards | $				500,000	800,000	800,000
Equinox Gold Restricted Share Unit Plan | Cash settled equity awards | Other Noncurrent Liabilities
Description of share issuances [line items]
Fair value of cash settled share-based payment awards | $				$ 200,000	$ 400,000	400,000
Equinox Gold Restricted Share Unit Plan | Cash Settled Restricted Share Units
Description of share issuances [line items]
Vesting period				2 years
Number of other equity instruments granted (in shares)				67,800	78,900
Weighted average grant date fair value of other equity instruments (in dollars per share) | $				$ 10.05	$ 7.49	7.49
Equinox Gold Restricted Share Unit Plan | PSUs
Description of share issuances [line items]
Fair value of cash settled share-based payment awards | $					$ 2,300,000	$ 2,300,000
Equinox Gold Restricted Share Unit Plan | Bottom of range | Performance Based Restricted Share Units
Description of share issuances [line items]
Award vesting percentage				0.00%
Equinox Gold Restricted Share Unit Plan | Bottom of range | Cash Settled Restricted Share Units
Description of share issuances [line items]
Award vesting percentage				0.00%
Equinox Gold Restricted Share Unit Plan | Bottom of range | PSUs
Description of share issuances [line items]
Award vesting percentage					50.00%
Equinox Gold Restricted Share Unit Plan | Top of range | Performance Based Restricted Share Units
Description of share issuances [line items]
Award vesting percentage				300.00%
Equinox Gold Restricted Share Unit Plan | Top of range | Cash Settled Restricted Share Units
Description of share issuances [line items]
Award vesting percentage				200.00%
Equinox Gold Restricted Share Unit Plan | Top of range | PSUs
Description of share issuances [line items]
Award vesting percentage					150.00%
Option Plan
Description of share issuances [line items]
Percentage of outstanding stock at grant date				10.00%
Non Brokered Private Placement
Description of share issuances [line items]
Number of shares issued during the period (in shares)	7,500,000	7,500,000	6,934,438
Net proceeds from issuance of shares	$ 59,600,000	$ 75.0	$ 42,900,000
Weighted average exercise price, Granted (in usd/cad per share) | (per share)	$ 7.95	$ 10.00	$ 6.18
Non Brokered Private Placement | Executive and Director
Description of share issuances [line items]
Net proceeds from issuance of shares	$ 32,100,000	$ 40.4
Non Brokered Private Placement | Chairman
Description of share issuances [line items]
Net proceeds from issuance of shares | $			$ 36,000,000